Restatement of Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2023
Adagio Medical Inc
Restatement of Quarterly Financial Information (Unaudited)

Note 17 – Restatement of Quarterly Financial Information (Unaudited)

The Company has restated herein their previously issued unaudited condensed consolidated financial statements for each interim period within the fiscal year ended December 31, 2023 (USD in thousands, except basic and diluted net loss per common share). Refer to Note 2-Restatement of Previously Issued Financial Statements for additional information.

	As Previously
	Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet as of September 30, 2023 (Unaudited)
Convertible notes payables, current	$27,619	$(1,035)	$26,584
Total current liabilities	36,950	(1,035)	35,915
Total liabilities	37,589	(1,035)	36,554
Accumulated deficit	(126,063)	1,035	(125,028)
Total stockholders’ deficit	$(124,542)	$1,035	$(123,507)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Nine Months ended September 30, 2023 (Unaudited)
Convertible notes fair value adjustment	$(5,119)	$1,035	$(4,084)
Total other income (expense), net	(6,395)	1,035	(5,360)
Net loss	(29,004)	1,035	(27,969)
Comprehensive loss	(29,005)	1,035	(27,970)
Basic and diluted net loss per common share	$(38.19)	$1.36	$(36.83)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Nine Months Ended September 30, 2023 (Unaudited)
Net Loss	$(29,004)	$1,035	$(27,969)
Accumulated Deficit Balance, September 30, 2023	(126,063)	1,035	(125,028)
Total Stockholders’ Deficit Balance, September 30, 2023	$(124,542)	$1,035	$(123,507)

Condensed Consolidated Statement of Cash Flow for the Nine Months Ended September 30, 2023 (Unaudited)
Net Loss	$(29,004)	$1,035	$(27,969)
Change in fair value of convertible notes payables	$5,119	$(1,035)	$4,084

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Six Months Ended June 30, 2023 (Unaudited)
Convertible notes fair value adjustment	$(3,649)	$616	$(3,033)
Total other income (expense), net	(4,296)	616	(3,680)
Net loss	(17,824)	616	(17,208)
Comprehensive loss	(17,829)	616	(17,213)
Basic and diluted net loss per common share	$(23.49)	$0.82	$(22.67)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Six Months Ended June 30, 2023 (Unaudited)
Net Loss	$(17,824)	$616	$(17,208)
Accumulated Deficit Balance, June 30, 2023	(114,883)	616	(114,267)
Total Stockholders’ Deficit Balance, June 30, 2023	$(113,492)	$616	$(112,876)

Condensed Consolidated Statement of Cash Flow for the Six Months Ended June 30, 2023 (Unaudited)
Net Loss	$(17,824)	$616	$(17,208)
Change in fair value of convertible notes payable	$3,649	$(616)	$3,033

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2023 (Unaudited)
Convertible notes fair value adjustment	$(2,361)	$327	$(2,034)
Total other income (expense), net	(2,622)	327	(2,295)
Net loss	(9,276)	327	(8,949)
Comprehensive loss	(9,280)	327	(8,953)
Basic and diluted net loss per common share	$(12.25)	$0.43	$(11.82)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Three Months Ended March 31, 2023 (Unaudited)
Net Loss	$(9,276)	$327	$(8,949)
Accumulated Deficit Balance, March 31, 2023	(106,335)	327	(106,008)
Total Stockholders’ Deficit Balance, March 31, 2023	$(105,049)	$327	$(104,722)

Condensed Consolidated Statement of Cash Flow for the Three Months Ended March 31, 2023 (Unaudited)
Net Loss	$(9,276)	$327	$(8,949)
Change in fair value of convertible notes payable	$2,361	$(327)	$2,034